UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II
(FORMERLY THE MUNDER FRAMLINGTON FUNDS TRUST)

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2005

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2005
Munder Healthcare Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in health care-related securities and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Suresh Rajagopal and Thomas Wald

    The Fund generated a 7.29% return for the six months ended December 31, 2005, compared to the 5.82% return for the Goldman Sachs Sector Index — Health Care and the 8.72% median return for the Lipper universe of health/biotechnology funds.

    The Fund benefited during the period from a positive environment generally for health care investors, while also performing well on a relative basis compared to its Goldman Sachs benchmark. The largest positive contributions to the Fund’s relative return for the six-month period came from its pharmaceuticals, health care services and health care facilities investments.

    In particular, an underweight in Pfizer, Inc. (2.2% of the Fund) and in Johnson & Johnson (5.2% of the Fund) boosted the relative return within pharmaceuticals. An overweighted position in Express Scripts, Inc., a provider of pharmacy benefit management and administration services (1.9% of the Fund), was primarily responsible for the strong performance of the Fund’s health care services holdings. The lack of a position in Tenet Healthcare Corp., Triad Hospitals, Inc. and Universal Health Systems, Inc., along with an underweight in HCA Inc. (0.8% of the Fund), helped to boost the relative return of the health care facilities segment of the Fund. All of these companies are involved in the operation of hospitals.

    These positive factors were only partially offset by weak relative performance in the Fund’s biotechnology holdings. OSI Pharmaceuticals, Inc., which was eliminated from the Fund in September, was the primary detractor from relative returns in that sub-industry.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Sector Index — Health Care (GSSI Health Care Index) is a modified-capitalization weighted equity index designed to measure the performance of U.S. traded securities in the health care sector. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,072.80	$9.30	1.78%
Class B	$1,000.00	$1,069.00	$13.19	2.53%
Class C	$1,000.00	$1,068.60	$13.19	2.53%
Class K	$1,000.00	$1,072.40	$9.30	1.78%
Class R	$1,000.00	$1,071.20	$10.60	2.03%
Class Y	$1,000.00	$1,073.80	$8.00	1.53%

Hypothetical
Class A	$1,000.00	$1,016.23	$9.05	1.78%
Class B	$1,000.00	$1,012.45	$12.83	2.53%
Class C	$1,000.00	$1,012.45	$12.83	2.53%
Class K	$1,000.00	$1,016.23	$9.05	1.78%
Class R	$1,000.00	$1,014.97	$10.31	2.03%
Class Y	$1,000.00	$1,017.49	$7.78	1.53%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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Munder Healthcare Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 99.4%
Health Care — 98.8%
Biotechnology — 19.5%
160,575	Amgen, Inc. †	$12,662,944
43,825	Biogen Idec Inc. †	1,986,587
21,225	Celgene Corporation †,(a)	1,375,380
128,625	Genentech, Inc. †	11,897,812
65,525	Genzyme Corporation †	4,637,860
96,100	Gilead Sciences, Inc. †	5,057,743
39,875	Millennium Pharmaceuticals, Inc. †	386,788
20,075	Neurocrine Biosciences, Inc. †,(a)	1,259,305
12,650	Protein Design Labs, Inc. †,(a)	359,513
12,900	Vertex Pharmaceuticals Incorporated †,(a)	356,943

		39,980,875

Health Care Distributors — 3.5%
28,850	AmerisourceBergen Corporation	1,194,390
57,825	Cardinal Health, Inc.	3,975,469
39,800	McKesson Corporation	2,053,282

		7,223,141

Health Care Equipment — 17.7%
81,350	Baxter International, Inc.	3,062,827
24,525	Becton, Dickinson and Company	1,473,462
39,925	Biomet, Inc. (a)	1,460,057
14,025	C.R. Bard, Inc.	924,528
16,275	Fisher Scientific International, Inc. †	1,006,772
44,000	Guidant Corporation	2,849,000
206,650	Medtronic, Inc.	11,896,840
41,000	ResMed, Inc. †,(a)	1,570,710
26,325	Respironics, Inc. †	975,868
106,625	St. Jude Medical, Inc. †	5,352,575
66,975	Stryker Corporation	2,975,699
22,650	Thermo Electron Corporation †	682,445
32,125	Zimmer Holdings, Inc. †	2,166,510

		36,397,293

Health Care Facilities — 1.9%
12,050	Community Health Systems, Inc. †	461,997
30,575	HCA Inc.	1,544,038
17,875	Health Management Associates, Inc., Class A (a)	392,535

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Facilities (Continued)
7,700	LifePoint Hospitals, Inc. †,(a)	$288,750
43,350	VCA Antech, Inc. †,(a)	1,222,470

		3,909,790

Health Care Services — 5.5%
90,550	Caremark Rx, Inc. †	4,689,584
45,450	Express Scripts, Inc. †	3,808,710
27,025	Medco Health Solutions, Inc. †	1,507,995
26,525	Quest Diagnostics Incorporated	1,365,507

		11,371,796

Health Care Supplies — 3.4%
46,300	Alcon, Inc.	6,000,480
13,550	Millipore Corporation †	894,842

		6,895,322

Managed Health Care — 17.7%
72,725	Aetna, Inc.	6,858,695
16,075	CIGNA Corporation	1,795,577
43,400	Coventry Health Care, Inc. †	2,472,064
14,675	Health Net, Inc., Class A †	756,496
21,300	Humana, Inc. †	1,157,229
6,625	Sierra Health Services, Inc. †,(a)	529,735
205,762	UnitedHealth Group, Inc.	12,786,051
125,441	WellPoint, Inc. †	10,008,901

		36,364,748

Pharmaceuticals — 29.6%
175,775	Abbott Laboratories	6,930,808
28,725	Allergan, Inc.	3,101,151
154,650	Bristol-Myers Squibb Company	3,553,857
156,500	Eli Lilly and Company	8,856,335
176,150	Johnson & Johnson	10,586,615
154,625	Merck & Co. Inc.	4,918,621
195,050	Pfizer, Inc.	4,548,566
31,975	Roche Holding Ltd., ADR	2,393,364
22,550	Salix Pharmaceuticals, Ltd. †,(a)	396,429
188,225	Schering-Plough Corporation	3,924,491

See Notes to Financial Statements.

Shares		Value

Health Care (Continued)
Pharmaceuticals (Continued)
19,050	Sepracor, Inc. †,(a)	$982,980
228,975	Wyeth	10,548,879

		60,742,096

Total Health Care		202,885,061

Industrials — 0.6%
Environmental & Facilities Services — 0.6%
20,975	Stericycle, Inc. †,(a)	1,235,008

TOTAL COMMON STOCKS
(Cost $172,047,171)		204,120,069

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(b)	0
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25) †,(b)	0

TOTAL WARRANTS
(Cost $330,613)		0

Principal
Amount

REPURCHASE AGREEMENT — 1.3%
(Cost $2,675,000)
$2,675,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $2,676,159 on 01/03/2006, collateralized by $2,715,000 FHLMC, 5.500% maturing 11/16/2015 (value $2,728,575)	2,675,000

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 3.6%
(Cost $7,392,330)
7,392,330	State Street Navigator Securities Trust – Prime Portfolio(c)	$7,392,330

TOTAL INVESTMENTS
(Cost $182,445,114)	104.3%	214,187,399
OTHER ASSETS AND LIABILITIES (Net)	(4.3)	(8,847,827)

NET ASSETS	100.0%	$205,339,572

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2).

(c)	As of December 31, 2005, the market value of the securities on loan is $7,179,544.

ABBREVIATIONS:

ADR      — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

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Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,179,544 of securities loaned)	$211,512,399
Repurchase agreement	2,675,000

Total Investments	214,187,399
Cash	6
Interest receivable	580
Dividends receivable	125,003
Receivable for Fund shares sold	62,930
Prepaid expenses and other assets	46,872

Total Assets	214,422,790

LIABILITIES:
Payable for Fund shares redeemed	1,112,210
Payable upon return of securities loaned	7,392,330
Transfer agency/record keeping fees payable	175,894
Investment advisory fees payable	163,950
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	116,970
Trustees’ fees and expenses payable	48,530
Administration fees payable	23,053
Custody fees payable	800
Shareholder servicing fees payable — Class K Shares	18
Accrued expenses and other payables	49,463

Total Liabilities	9,083,218

NET ASSETS	$205,339,572

Investments, at cost	$182,445,114

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(1,472,395)
Accumulated net realized loss on investments sold	(151,557,943)
Net unrealized appreciation of investments	31,742,285
Par value	8,358
Paid-in capital in excess of par value	326,619,267

$205,339,572

NET ASSETS:
Class A Shares	$76,941,593

Class B Shares	$77,028,086

Class C Shares	$39,652,461

Class K Shares	$91,389

Class R Shares	$6,164

Class Y Shares	$11,619,879

SHARES OUTSTANDING:
Class A Shares	3,016,065

Class B Shares	3,228,734

Class C Shares	1,663,767

Class K Shares	3,588

Class R Shares	242

Class Y Shares	445,835

CLASS A SHARES:
Net asset value and redemption price per share	$25.51

Maximum sales charge	5.50%
Maximum offering price per share	$26.99

CLASS B SHARES:
Net asset value and offering price per share*	$23.86

CLASS C SHARES:
Net asset value and offering price per share*	$23.83

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.47

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$25.42

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$26.06

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$26,347
Dividends(a)	901,189
Securities lending	12,675

Total Investment Income	940,211

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	96,903
Class B Shares	416,801
Class C Shares	206,316
Class R Shares	15
Shareholder servicing fees:
Class K Shares	136
Investment advisory fees	1,068,540
Transfer agency/record keeping fees	268,357
Administration fees	154,233
Printing and mailing fees	48,961
Legal and audit fees	38,578
Registration and filing fees	23,778
Trustees’ fees and expenses	20,296
Custody fees	2,769
Other	14,776

Total Expenses	2,360,459

NET INVESTMENT LOSS	(1,420,248)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	8,192,987
Foreign currency-related transactions	(24,838)
Net change in unrealized appreciation/(depreciation) of:
Securities	7,570,767
Foreign currency-related transactions	1,663

Net realized and unrealized gain on investments	15,740,579

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,320,331

(a)	Net of foreign withholding taxes of $1,054.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment loss	$(1,420,248)	$(4,467,566)
Net realized gain from security and foreign currency-related transactions	8,168,149	19,642,349
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	7,572,430	(14,715,657)

Net increase in net assets resulting from operations	14,320,331	459,126
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(4,037,883)	(22,676,528)
Class B Shares	(14,838,335)	(30,992,138)
Class C Shares	(4,518,847)	(14,310,980)
Class K Shares	(58,568)	(26,443)
Class R Shares	—	5,000
Class Y Shares	(29,406)	(395,450)
Short-term trading fees	4,233	22,094
Voluntary contribution from Advisor	176,297	—

Net decrease in net assets	(8,982,178)	(67,915,319)
NET ASSETS:
Beginning of period	214,321,750	282,237,069

End of period	$205,339,572	$214,321,750

Accumulated net investment loss	$(1,472,395)	$(52,147)

(a)	The Munder Healthcare Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$7,369,136	$18,041,279
Redeemed	(11,407,019)	(40,717,807)

Net decrease	$(4,037,883)	$(22,676,528)

Class B Shares:
Sold	$1,161,017	$4,509,314
Redeemed*	(15,999,352)	(35,501,452)

Net decrease	$(14,838,335)	$(30,992,138)

Class C Shares:
Sold	$955,764	$1,935,581
Redeemed	(5,474,611)	(16,246,561)

Net decrease	$(4,518,847)	$(14,310,980)

Class K Shares:
Redeemed	$(58,568)	$(26,443)

Net decrease	$(58,568)	$(26,443)

Class R Shares:
Sold	$—	$5,000

Net increase	$—	$5,000

Class Y Shares:
Sold	$168,398	$624,004
Redeemed	(197,804)	(1,019,454)

Net decrease	$(29,406)	$(395,450)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

 (a) The Munder Healthcare Fund Class R shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	297,089	798,315
Redeemed	(458,938)	(1,848,840)

Net decrease	(161,849)	(1,050,525)

Class B Shares:
Sold	50,018	216,134
Redeemed*	(688,179)	(1,681,957)

Net decrease	(638,161)	(1,465,823)

Class C Shares:
Sold	40,808	92,830
Redeemed	(235,465)	(775,479)

Net decrease	(194,657)	(682,649)

Class K Shares:
Redeemed	(2,354)	(1,162)

Net decrease	(2,354)	(1,162)

Class R Shares:
Sold	—	242

Net increase	—	242

Class Y Shares:
Sold	6,718	27,492
Redeemed	(7,688)	(45,779)

Net decrease	(970)	(18,287)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

 (a) The Munder Healthcare Fund Class R shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/2005(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$23.78		$23.22	$17.67		$16.11	$25.31	$28.35

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.33)	(0.36)		(0.29)	(0.32)	(0.35)
Net realized and unrealized gain/(loss) on investments	1.82		0.89	5.91		1.85	(8.88)	(1.93)

Total from investment operations	1.71		0.56	5.55		1.56	(9.20)	(2.28)

Less distributions:
Distributions from net realized gains	—		—	—		—	—	(0.55)
Distributions in excess of net realized gains	—		—	—		—	—	(0.21)

Total distributions	—		—	—		—	—	(0.76)
Short-term trading fees	0.00	(e)	0.00 (e)	0.00	(e)	—	—	—

Voluntary contribution from Advisor	0.02		—	—		—	—	—

Net asset value, end of period	$25.51		$23.78	$23.22		$17.67	$16.11	$25.31

Total return(b)	7.28	%(g)	2.41%	31.41	%(d)	9.62%	(36.28)%	(8.38)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,942		$75,570	$98,196		$67,456	$81,129	$167,514
Ratio of operating expenses to average net assets	1.78	%(f)	1.92%	1.91%		2.14%	1.63%	1.55%
Ratio of net investment loss to average net assets	(0.90)	%(f)	(1.46)%	(1.68)%		(2.02)%	(1.54)%	(1.28)%
Portfolio turnover rate	26%		118%	68%		46%	38%	45%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.78	%(f)	1.92%	1.93%		2.17%	1.72%	1.55%

(a)	The Munder Healthcare Fund Class A Shares and Class B Shares commenced operations on February 14, 1997 and January 31, 1997, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.30% for Class A Shares and 30.23% for Class B Shares.
(e)	Amount is less than $0.01 per share.
(f)	Annualized.
(g)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.19% for Class A Shares and 6.81% for Class B Shares.

See Notes to Financial Statements.

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/05(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$22.32		$21.96	$16.84		$15.47	$24.48	$27.64

(0.19)		(0.46)	(0.49)		(0.39)	(0.45)	(0.53)
1.71		0.82	5.61		1.76	(8.56)	(1.87)

1.52		0.36	5.12		1.37	(9.01)	(2.40)

—		—	—		—	—	(0.55)
—		—	—		—	—	(0.21)

—		—	—		—	—	(0.76)
0.00	(e)	0.00 (e)	0.00	(e)	—	—	—

0.02		—	—		—	—	—

$23.86		$22.32	$21.96		$16.84	$15.47	$24.48

6.90	%(g)	1.64%	30.40	%(d)	8.86%	(36.78)%	(9.04)%

$77,028		$86,320	$117,126		$104,007	$119,253	$224,080
2.53	%(f)	2.67%	2.66%		2.89%	2.38%	2.30%
(1.66	)%(f)	(2.21)%	(2.43)%		(2.77)%	(2.29)%	(2.03)%
26%		118%	68%		46%	38%	45%
2.53	%(f)	2.67%	2.68%		2.92%	2.47%	2.30%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/05(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$22.30		$21.94	$16.82		$15.45	$24.46	$27.62

Income/(loss) from investment operations:
Net investment loss	(0.19)		(0.46)	(0.49)		(0.39)	(0.45)	(0.53)
Net realized and unrealized gain/(loss) on investments	1.70		0.82	5.61		1.76	(8.56)	(1.87)

Total from investment operations	1.51		0.36	5.12		1.37	(9.01)	(2.40)

Less distributions:
Distributions from net realized gains	—		—	—		—	—	(0.55)
Distributions in excess of net realized gains	—		—	—		—	—	(0.21)

Total distributions	—		—	—		—	—	(0.76)

Short-term trading fees	0.00	(e)	0.00 (e)	0.00	(e)	—	—	—

Voluntary contribution from Advisor	0.02		—	—		—	—	—

Net asset value, end of period	$23.83		$22.30	$21.94		$16.82	$15.45	$24.46

Total return(b)	6.86	%(g)	1.64%	30.44	%(d)	8.80%	(36.77)%	(9.05)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$39,652		$41,443	$55,756		$49,725	$61,925	$122,087
Ratio of operating expenses to average net assets	2.53	%(f)	2.67%	2.66%		2.89%	2.38%	2.30%
Ratio of net investment loss to average net assets	(1.65	)%(f)	(2.21)%	(2.43)%		(2.77)%	(2.29)%	(2.03)%
Portfolio turnover rate	26%		118%	68%		46%	38%	45%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.53	%(f)	2.67%	2.68%		2.92%	2.47%	2.30%

(a)	The Munder Healthcare Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and April 1, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 30.26% for Class C Shares and 31.24% for Class K Shares.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

(g)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 6.77% for Class C Shares and 7.16% for Class K Shares.

See Notes to Financial Statements.

K Shares

Period Ended		Year	Year		Year	Year	Year
12/31/05(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$23.75		$23.18	$17.64		$16.09	$25.29	$28.31

(0.12)		(0.33)	(0.36)		(0.29)	(0.32)	(0.34)
1.82		0.90	5.90		1.84	(8.88)	(1.92)

1.70		0.57	5.54		1.55	(9.20)	(2.26)

—		—	—		—	—	(0.55)
—		—	—		—	—	(0.21)

—		—	—		—	—	(0.76)

0.00	(e)	0.00 (e)	0.00	(e)	—	—	—

0.02		—	—		—	—	—

$25.47		$23.75	$23.18		$17.64	$16.09	$25.29

7.24	%(g)	2.41%	31.46	%(d)	9.63%	(36.35)%	(8.32)%

$91		$141	$165		$184	$437	$990
1.78	%(f)	1.92%	1.91%		2.14%	1.63%	1.55%
(0.89	)%(f)	(1.46)%	(1.68)%		(2.02)%	(1.54)%	(1.28)%
26%		118%	68%		46%	38%	45%
1.78	%(f)	1.92%	1.93%		2.17%	1.72%	1.55%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period
	Ended		Period
	12/31/05(c)		Ended
	(Unaudited)		6/30/05(c)

Net asset value, beginning of period	$23.73		$20.62

Income/(loss) from investment operations:
Net investment loss	(0.15)		(0.35)
Net realized and unrealized gain/(loss) on investments	1.82		3.46

Total from investment operations	1.67		3.11

Less distributions:
Distributions from net realized gains	—		—
Distributions in excess of net realized gains	—		—

Total distributions	—		—

Short-term trading fees	0.00	(e)	0.00	(e)

Voluntary contribution from Advisor	0.02		—

Net asset value, end of period	$25.42		$23.73

Total return(b)	7.12	%(g)	15.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6		$6
Ratio of operating expenses to average net assets	2.03	%(f)	2.17	%(f)
Ratio of net investment loss to average net assets	(1.19	)%(f)	(1.70	)%(f)
Portfolio turnover rate	26%		118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.03	%(f)	2.17	%(f)

(a)	The Munder Healthcare Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.61% for Class Y Shares.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

(g)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.04% for Class R Shares and 7.29% for Class Y Shares.

See Notes to Financial Statements.

Y Shares

Period
Ended		Year	Year		Year	Year	Year
12/31/05(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		06/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$24.26		$23.64	$17.94		$16.32	$25.57	$28.56

(0.08)		(0.28)	(0.31)		(0.26)	(0.27)	(0.29)
1.86		0.90	6.01		1.88	(8.98)	(1.94)

1.78		0.62	5.70		1.62	(9.25)	(2.23)

—		—	—		—	—	(0.55)
—		—	—		—	—	(0.21)

—		—	—		—	—	(0.76)

0.00	(e)	0.00 (e)	0.00	(e)	—	—	—

0.02		—	—		—	—	—

$26.06		$24.26	$23.64		$17.94	$16.32	$25.57

7.38	%(g)	2.66%	31.77	%(d)	9.93%	(36.15)%	(8.14)%

$11,620		$10,841	$10,994		$7,031	$5,997	$9,640
1.53	%(f)	1.67%	1.66%		1.89%	1.38%	1.30%
(0.65	)%(f)	(1.21)%	(1.43)%		(1.77)%	(1.29)%	(1.03)%
26%		118%	68%		46%	38%	45%
1.53	%(f)	1.67%	1.68%		1.92%	1.47%	1.30%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MSTII. Financial statements for the other Munder Funds are presented in separate reports.

    MSTII is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund Shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets of $250 million or more. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.9993% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee.

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $154,233 before payment of sub-administration fees and $101,533 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1442% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $176,297 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    During the period from the Fund’s inception through January 25, 2005, the Fund was managed by Framlington Overseas Investment Management Limited (the “Sub-Advisor”).

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $446 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $13 to Comerica Securities and $67 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $55,045,492 and $78,063,088, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $37,925,585, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,183,300 and net appreciation for financial reporting purposes was $31,742,285. At December 31, 2005, aggregate cost for financial reporting purposes was $182,445,114.

6. Investment Concentration

    The Fund concentrates its investments in companies that are primarily engaged in activities within the health care sector and companies providing services primarily within the health care industries. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $1,452.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital Loss	Unrealized
Carryover	Appreciation	Total

$(158,114,977)	$22,537,062	$(135,577,915)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $158,093,301 of unused capital losses of which $1,733,087, $112,683,011 and $43,677,203 expire in 2010, 2011 and 2012, respectively. In addition, the losses expiring in 2010, may be further limited as they were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2004 and June 30, 2005 of $21,676.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $18,574,161.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

10. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1205

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: March 8, 2006